Condensed Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 478,455	¥ 3,289,608	¥ 2,826,908	¥ 2,513,572
Operating cost and expenses
Compensation and benefits	227,502	1,564,192	1,407,372	1,300,405
Selling expenses	60,028	412,720	320,462	322,667
General and administrative expenses	40,635	279,387	248,878	234,488
Total operating cost and expenses	343,697	2,363,084	2,049,874	1,846,283
Loss from operations	(134,758)	(926,524)	(777,034)	(667,289)
Other income (expenses):
Interest expense	(1,459)	(10,028)	(24,128)	(19,289)
Investment income	7,070	48,616	67,343	48,537
Other (expenses) income	(3,397)	(23,356)	3,542	(2,531)
Total other income	12,372	85,073	91,777	66,256
Income before taxes and income from equity in affiliates	147,130	1,011,597	868,811	733,545
Income tax expenses/(benefit)	(32,335)	(222,320)	(199,085)	(157,997)
Equity in profit of subsidiaries and VIEs	2,104	14,469	92,136	22,343
Net income attributable to Noah Holdings Limited shareholders	117,997	811,297	762,923	643,829
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0
Operating cost and expenses
Compensation and benefits	1,764	12,127	8,819	9,828
Selling expenses	144	990	34	90
General and administrative expenses	1,039	7,143	2,407	4,368
Total operating cost and expenses	2,947	20,260	11,260	14,286
Loss from operations	2,947	20,260	11,260	14,286
Other income (expenses):
Interest income	1,950	13,410	1,485	10,413
Interest expense	(990)	(6,807)	(20,858)	(19,289)
Investment income	8,579	58,988	886
Other (expenses) income	(253)	(1,741)	5,940	(969)
Total other income	9,286	63,850	(12,547)	(9,845)
Income before taxes and income from equity in affiliates	6,339	43,590	(23,807)	(24,131)
Income tax expenses/(benefit)	507	3,488	(4,481)	3,299
Income from equity in affiliates	2,378	16,351	17,779	1,394
Equity in profit of subsidiaries and VIEs	108,773	747,868	773,432	663,267
Net income attributable to Noah Holdings Limited shareholders	$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829